SCHEDULE OF DEFERRED TAX ASSET (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 153,461	$ 95,049	$ 50,792
Total deferred tax assets	153,461	95,049	50,792
Less: valuation allowance	(153,461)	(95,049)	(50,792)
Deferred tax assets, net